FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	54.97%	68.51%
Three Customers [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk	43.65%	44.47%